Commitments & Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Oct. 15, 2021	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Deferred Fee Per Unit In Percentage		3.50%
Deferred underwriting fee payable.		$ 4,025,000
Founder Shares
Defined Benefit Plan Disclosure [Line Items]
Lock Up Period For Shares		180 days
Hutton and/or its designees
Defined Benefit Plan Disclosure [Line Items]
Price Of Warrants Per Unit		$ 1
Hutton and/or its designees | Common Class A [Member]
Defined Benefit Plan Disclosure [Line Items]
Share Price		$ 9.00
Shares Issued, Fair Value		$ 1,092,380
Anchor Investors
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued		75,000
Anchor Investors | Founder Shares
Defined Benefit Plan Disclosure [Line Items]
Shares, Issued		750,000
Shares Issued, Price Per Share		$ 0.009
Share Price		$ 6.75
Shares Issued, Fair Value		$ 5,062,500
Price Of Warrants Per Unit		$ 1.00
Probability Of Completing Business Combination		75.00%
Over-Allotment Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period, Shares, New Issues	1,500,000	1,500,000
IPO [Member]
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period, Shares, New Issues	11,500,000
Shares Issued, Price Per Share	$ 10.00	$ 10.00
IPO [Member] | Hutton and/or its designees | Class A Common Stock Subject to Redemption
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period, Shares, New Issues		1,150,000
Units Issued During Period Shares New Issue		115,000
IPO [Member] | Anchor Investors
Defined Benefit Plan Disclosure [Line Items]
Units Issued During Period, Shares, New Issues		9,500,000